Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2024
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital position as at October 31, 2024 and

October 31, 2023.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31

2024 2023
Capital
Common Equity Tier 1 Capital $ 82,714 $ 82,317
Tier 1 Capital

93,248

92,752
Total Capital

105,745

103,648
Risk-weighted assets used in the calculation

of capital ratios
630,900 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio

13.1% 14.4%
Tier 1 Capital ratio 14.8

16.2

Total Capital ratio 16.8

18.1

Leverage ratio 4.2 4.4
TLAC Ratio 28.7 32.7
TLAC Leverage Ratio 8.1 8.9